Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	35.3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3.1
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 10 months 24 days
Total intrinsic value of options exercised	22.4	12.6	5.5
Tax benefit realized on options exercised	8.1	4.8	2.1
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	1 year
Contractual term of stock option exercises, in years	8 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years	4 years
Contractual term of stock option exercises, in years	10 years
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	12.6
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 4 months 24 days
Fair value of shares that vested during period	$ 22.0	$ 11.5	$ 7.5